Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Gas Portfolio

May 31, 2019

GAS-QTLY-0719
1.802183.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
Energy Equipment & Services - 19.7%
Oil & Gas Drilling - 4.0%
Borr Drilling Ltd. (a)	24,000	$49,362
Independence Contract Drilling, Inc. (a)	222,415	442,606
Shelf Drilling Ltd. (a)(b)	1,541,650	6,412,018
		6,903,986
Oil & Gas Equipment & Services - 15.7%
Baker Hughes, a GE Co. Class A	218,600	4,680,226
C&J Energy Services, Inc. (a)	46,800	554,112
Forum Energy Technologies, Inc. (a)	395,514	1,510,863
Halliburton Co.	99,300	2,114,097
McDermott International, Inc. (a)	20,866	126,031
NCS Multistage Holdings, Inc. (a)	1,027,764	2,744,130
Ranger Energy Services, Inc. Class A (a)	142,306	869,490
RigNet, Inc. (a)	747,035	6,230,272
Schlumberger Ltd.	242,018	8,395,604
Weatherford International PLC (a)	265,800	12,360
		27,237,185

TOTAL ENERGY EQUIPMENT & SERVICES		34,141,171

Gas Utilities - 3.2%
Gas Utilities - 3.2%
South Jersey Industries, Inc.	75,500	2,382,025
Southwest Gas Holdings, Inc.	10,600	902,484
UGI Corp.	44,200	2,281,162
		5,565,671
Multi-Utilities - 4.6%
Multi-Utilities - 4.6%
CenterPoint Energy, Inc.	196,300	5,582,772
NiSource, Inc.	86,200	2,400,670
		7,983,442
Oil, Gas & Consumable Fuels - 70.6%
Integrated Oil & Gas - 3.6%
Occidental Petroleum Corp.	117,900	5,867,883
Unit Corp. (a)	38,500	370,370
		6,238,253
Oil & Gas Exploration & Production - 42.4%
Abraxas Petroleum Corp. (a)	28,600	27,316
Advantage Oil & Gas Ltd. (a)	33,000	42,727
Anadarko Petroleum Corp.	59,420	4,181,385
ARC Resources Ltd. (c)	111,400	606,617
Berry Petroleum Corp.	43,900	471,925
Cabot Oil & Gas Corp.	91,600	2,291,832
Cimarex Energy Co.	34,700	1,984,493
Concho Resources, Inc.	19,500	1,911,195
Devon Energy Corp.	359,687	9,049,725
Encana Corp.	1,272,303	6,705,037
Encana Corp. (Toronto)	495,900	2,615,986
EOG Resources, Inc.	167,900	13,747,651
EQT Corp.	74,523	1,363,771
Extraction Oil & Gas, Inc. (a)	28,600	96,954
Hess Corp.	28,100	1,569,666
Highpoint Resources, Inc. (a)	3,400	6,358
Lekoil Ltd. (a)	4,781,686	301,356
Magnolia Oil & Gas Corp.	120,000	1,323,600
Matador Resources Co. (a)	10,300	169,332
National Energy Services Reunited Corp. (a)	115,473	1,042,721
Noble Energy, Inc.	455,700	9,751,980
Northern Oil & Gas, Inc. (a)	140,400	279,396
NuVista Energy Ltd. (a)	39,300	85,485
PDC Energy, Inc. (a)	184,900	5,643,148
Pioneer Natural Resources Co.	37,900	5,380,284
QEP Resources, Inc. (a)	19,800	136,818
Range Resources Corp.	101,200	791,384
Seven Generations Energy Ltd. (a)	15,500	82,913
SRC Energy, Inc. (a)	42,100	199,554
Tourmaline Oil Corp.	57,600	732,998
Whiting Petroleum Corp. (a)	4,300	79,034
WPX Energy, Inc. (a)	89,400	961,944
		73,634,585
Oil & Gas Storage & Transport - 24.6%
Cheniere Energy, Inc. (a)	33,800	2,135,484
Enbridge, Inc.	150,700	5,548,115
Enterprise Products Partners LP	250,900	6,997,601
Keyera Corp.	31,700	763,652
Kinder Morgan Canada Ltd. (b)	7,200	63,285
Kinder Morgan, Inc.	142,500	2,842,875
ONEOK, Inc.	50,300	3,200,086
Pembina Pipeline Corp.	27,200	970,394
Targa Resources Corp.	164,600	6,330,516
The Williams Companies, Inc.	458,700	12,100,506
TransCanada Corp.	35,000	1,706,237
		42,658,751

TOTAL OIL, GAS & CONSUMABLE FUELS		122,531,589

Road & Rail - 2.4%
Trucking - 2.4%
2020 Bulkers Ltd. (a)	113,500	1,180,171
Avenir LNG Ltd. (a)	2,000,000	2,970,851
		4,151,022
TOTAL COMMON STOCKS
(Cost $247,521,465)		174,372,895

Money Market Funds - 0.4%
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)
(Cost $712,317)	712,246	712,317
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $248,233,782)		175,085,212
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,585,113)
NET ASSETS - 100%		$173,500,099

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,475,303 or 3.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91
Fidelity Securities Lending Cash Central Fund	921
Total	$1,012

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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